Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2012	2011

Current:
Federal	$—	$—
State	5,726	—
Foreign	(27,179)	27,247

Total Current	$(21,453)	$27,247

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Deferred	$—	$—

Provision for income taxes	$(21,453)	$27,247

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2012	2011

Provision for income taxes at federal statutory rate	$(2,787,359)	$(4,460,063)
Federal research and development tax credits	(94,794)	(160,003)
Expenses not deductible, income not taxable	(473,203)	(2,705,607)
Foreign loss taxed at lower rates	164,828	232,280
Change in federal valuation allowance	3,169,075	7,120,640

Provision for income taxes	$(21,453)	$27,247

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$25,034,778	$21,588,554
Capitalized start-up cost and research and development cost	607,983	891,708
Research and development tax credit	1,389,625	1,239,795
Depreciation on property and equipment	(156,361)	(366,292)
Stock-based compensation	405,742	677,381
Reserves and accruals	719,909	666,336

Total deferred tax asset	28,001,676	24,697,482

Valuation allowance	(28,001,676)	(24,697,482)

Net deferred tax assets	$—	$—

Schedule Of Deferred Income Tax [Table Text Block]
	Year Ended December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$3,446,224	$6,635,471
Capitalized start-up cost and research and development cost	(283,725)	127,807
Research and development tax credit	149,830	(274,775)
Depreciation on property and equipment	209,931	(476,501)
Stock-based compensation	(271,639)	677,381
Reserves and accruals	53,573	519,602
Valuation allowance	(3,304,194)	(7,208,985)

Net deferred income taxes	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December31,
	2012	2011
Beginning Balance	$645,000	$—
Additions based on tax positions related to prior years	—	497,000
Additions based on tax positions related to the current year	76,000	148,000
Ending Balance	$721,000	$645,000